Schedule of investments
Delaware Tax-Free Colorado Fund	May 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 96.37%
Corporate Revenue Bonds — 2.96%
Denver City & County
(United Airlines Project) 5.00% 10/1/32 (AMT)	415,000	$443,569
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,250,000	6,634,590
		7,078,159
Education Revenue Bonds — 13.64%
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	2,480,000	3,618,494
Board of Trustees For Colorado Mesa University Enterprise Revenue
Series B 5.00% 5/15/44	1,000,000	1,256,550
Series B 5.00% 5/15/49	750,000	937,935
Colorado Educational & Cultural Facilities Authority Revenue
(Alexander Dawson School-Nevada Project) 5.00% 5/15/29	1,230,000	1,457,710
(Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	546,770
Series A 144A 5.25% 7/1/46 #	1,350,000	1,470,136
(Aspen View Academy Project)
4.00% 5/1/51	500,000	556,060
4.00% 5/1/61	750,000	826,470

(Atlas Preparatory Charter School) 144A 5.25% 4/1/45 #	1,300,000	1,358,981
(Charter School Project) 5.00% 7/15/37	1,150,000	1,196,633
(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	1,000,000	1,107,610
(Global Village Academy) 144A 5.00% 12/1/50 #	1,000,000	1,088,260
(Johnson & Wales University) Series A 5.25% 4/1/37	1,790,000	1,920,634
(Liberty Common Charter School Project) Series A 5.00% 1/15/39	1,000,000	1,076,820
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	468,117
5.00% 12/1/42	540,000	558,506
NQ-339 [5/21] 7/21 (1710493)    1

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	625,000	$694,056
144A 5.00% 7/1/46 #	500,000	546,290

(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	759,668
(Science Technology Engineering and Math School Project)
5.00% 11/1/44	890,000	955,032
5.00% 11/1/54	1,500,000	1,603,650
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	925,162
144A 5.50% 7/1/49 #	870,000	937,773
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	460,092
Series A 4.00% 3/1/36	550,000	631,532

(University of Lab Charter School) 5.00% 12/15/45	500,000	545,685
(Vail Mountain School Project)
4.00% 5/1/46	80,000	80,909
5.00% 5/1/31	1,000,000	1,084,220
(Vega Collegiate Academy Project)
Series A 144A 5.00% 2/1/34 #	200,000	228,136
Series A 144A 5.00% 2/1/61 #	1,435,000	1,581,600

(Windsor Charter Academy Project) 5.00% 9/1/46	890,000	894,815
State of Colorado Building ExcellentCertificates of Participation
Series R 4.00% 3/15/45	1,000,000	1,177,640
		32,551,946
Electric Revenue Bonds — 5.14%
Loveland Colorado Electric & Communications Enterprise Revenue
Series A 5.00% 12/1/44	2,185,000	2,682,787
Platte River Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	4,012,866
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	162,775
Series AAA 5.25% 7/1/25 ‡	95,000	91,200
Series CCC 5.25% 7/1/27 ‡	705,000	676,800
2    NQ-339 [5/21] 7/21 (1710493)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28 ‡	660,000	$631,950
Series WW 5.25% 7/1/33 ‡	210,000	201,600
Series WW 5.50% 7/1/17 ‡	460,000	436,425
Series WW 5.50% 7/1/19 ‡	360,000	343,350
Series XX 4.75% 7/1/26 ‡	105,000	100,143
Series XX 5.25% 7/1/40 ‡	1,840,000	1,766,400
Series XX 5.75% 7/1/36 ‡	365,000	352,225
Series ZZ 4.75% 7/1/27 ‡	85,000	81,069
Series ZZ 5.00% 7/1/19 ‡	620,000	588,225
Series ZZ 5.25% 7/1/24 ‡	140,000	134,400
		12,262,215
Healthcare Revenue Bonds — 23.06%
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00% 11/15/43	4,000,000	4,696,480
(American Baptist)
7.625% 8/1/33	150,000	159,999
8.00% 8/1/43	1,000,000	1,069,990

(Bethesda Project) Series A-1 5.00% 9/15/48	2,250,000	2,599,762
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	2,070,000	2,113,077
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,521,405
6.375% 1/1/41	1,000,000	1,022,400
(CommonSpirit Health)
Series A-1 4.00% 8/1/39	2,000,000	2,306,080
Series A-1 4.00% 8/1/44	2,000,000	2,274,960
Series A-2 4.00% 8/1/49	3,000,000	3,398,760
Series A-2 5.00% 8/1/39	1,505,000	1,880,513

(Covenant Living Communities and Services) Series A 4.00% 12/1/40	1,250,000	1,448,038
(Covenant Retirement Communities) 5.00% 12/1/35	1,000,000	1,125,590
(Craig Hospital Project) 5.00% 12/1/32	3,500,000	3,692,220
(Frasier Meadows Retirement Community Project) Series B 5.00% 5/15/48	660,000	694,736
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	2,000,000	2,148,740
NQ-339 [5/21] 7/21 (1710493)    3

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue

(National Jewish Health Project) 5.00% 1/1/27	300,000	$306,126
(Sanford Health) Series A 5.00% 11/1/44	4,500,000	5,690,880
(SCL Health System)
Series A 4.00% 1/1/37	2,150,000	2,570,518
Series A 4.00% 1/1/38	3,895,000	4,634,349
Series A 5.00% 1/1/44	3,050,000	3,358,568

(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50 #	935,000	972,017
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,169,900
(Valley View Hospital Association Project) Series A 4.00% 5/15/35	685,000	777,797
Denver Health & Hospital Authority Health Care Revenue
Series A 4.00% 12/1/39	1,000,000	1,162,400
Series A 4.00% 12/1/40	250,000	289,982
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,945,000	1,951,010
		55,036,297
Lease Revenue Bonds — 1.90%
Colorado Department of Transportation
Certificates of Participation
5.00% 6/15/34	660,000	787,202
5.00% 6/15/36	1,055,000	1,253,762
Denver Health & Hospital Authority
4.00% 12/1/38	750,000	862,890
Regional Transportation District Certificates of Participation
Series A 5.00% 6/1/33	1,500,000	1,624,410
		4,528,264
Local General Obligation Bonds — 10.44%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	345,897
4.00% 12/1/31	1,000,000	1,151,570
4    NQ-339 [5/21] 7/21 (1710493)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Arapahoe County School District No. 6 Littleton
(Littleton Public Schools)
Series A 5.50% 12/1/33	1,000,000	$1,329,070
Series A 5.50% 12/1/38	350,000	460,789
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,341,299
Boulder Valley School District No. Re-2 Boulder
Series A 4.00% 12/1/48	1,370,000	1,603,612
Commerce City Northern Infrastructure General Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,271,604
El Paso County School District No 2. Harrison
5.00% 12/1/38	1,000,000	1,270,750
Grand River Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,182,880
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,466,450
Leyden Rock Metropolitan District No. 10
Series A 5.00% 12/1/45	1,000,000	1,039,460
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	1,000,000	1,040,650
Verve Metropolitan District No. 1
5.00% 12/1/51	2,000,000	2,191,740
Weld County Reorganized School District No. Re-8
5.00% 12/1/31	990,000	1,214,215
5.00% 12/1/32	660,000	808,678
Weld County School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,220,480
Weld County School District No. Re-2 Eaton
Series 2 5.00% 12/1/44	2,000,000	2,557,440
Weld County School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,422,900
		24,919,484
Pre-Refunded Bonds — 10.46%
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33-23 §	1,000,000	1,116,840
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.25% 1/1/45-23 §	2,000,000	2,159,300
NQ-339 [5/21] 7/21 (1710493)    5

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Colorado Health Facilities Authority Revenue
(Covenant Retirement Communities) Series A 5.00% 12/1/33-22 §	4,000,000	$4,290,640
(NCMC Project) 4.00% 5/15/32-26 §	2,000,000	2,330,260
(The Evangelical Lutheran Good Samaritan Society Project) 5.625% 6/1/43-23 §	1,150,000	1,275,016
Denver City & County Airport System Revenue
Series B 5.00% 11/15/30-22 §	250,000	267,625
Series B 5.00% 11/15/32-22 §	1,000,000	1,070,500
Series B 5.00% 11/15/37-22 §	8,000,000	8,564,000
Eaton Area Park & Recreation District
5.25% 12/1/34-22 §	360,000	386,939
5.50% 12/1/38-22 §	455,000	490,745
Tallyn's Reach Metropolitan District No. 3
5.125% 11/1/38-23 §	740,000	823,849
University of Colorado
Series A 5.00% 6/1/33-23 §	2,000,000	2,194,620
		24,970,334
Special Tax Revenue Bonds — 15.57%
Broomfield Colorado Sales & Use Tax Revenue
5.00% 12/1/33	1,000,000	1,253,640
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	769,435
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,680,240
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	3,084,190
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	1,375,000	1,467,386
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,795,000	1,845,619
Series A 5.25% 1/1/36-22	1,675,000	1,723,441
Lincoln Park Metropolitan District
5.00% 12/1/46 (AGM)	1,000,000	1,200,000
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,303,469
6    NQ-339 [5/21] 7/21 (1710493)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41 #	1,000,000	$1,094,150
Pueblo Urban Renewal Authority Revenue
(EVRAZ Project) Series B 144A 5.00% 12/1/25 #, ^	200,000	171,862
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	4,045,000	4,547,227
Series A-1 5.00% 7/1/58	3,122,000	3,561,578
Series A-2 4.536% 7/1/53	3,000,000	3,327,450
Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	670,000	819,470
Series A 5.00% 11/1/31	1,495,000	1,827,623
Series A 5.00% 11/1/36	2,750,000	3,330,992
Solaris Metropolitan District No. 3
Series A 5.00% 12/1/46	500,000	522,415
Southlands Metropolitan District No. 1
Series A-1 5.00% 12/1/37	300,000	344,940
Series A-1 5.00% 12/1/47	700,000	792,232
Thornton Development Authority
(East 144th Avenue I-25 Project)
Series B 5.00% 12/1/35	485,000	554,826
Series B 5.00% 12/1/36	810,000	925,109
Virgin Islands Public Finance Authority
(Matching Fund Loan Senior Lien) 5.00% 10/1/29 (AGM)	1,000,000	1,029,170
		37,176,464
State General Obligation Bonds — 2.62%
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	1,215,000	981,112
(Public Improvement)
Series A 5.00% 7/1/41 ‡	680,000	547,400
Series A 5.375% 7/1/33 ‡	675,000	602,438
Series A 5.50% 7/1/39 ‡	2,950,000	2,492,750
Series B 5.75% 7/1/38 ‡	960,000	846,000
Series C 6.00% 7/1/39 ‡	890,000	790,987
		6,260,687
NQ-339 [5/21] 7/21 (1710493)    7

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 6.72%
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes) 5.00% 12/31/56	2,000,000	$2,296,420
(Senior U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	2,140,000	2,313,340
Denver City & County Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	400,000	452,476
Series A 5.00% 11/15/30 (AMT)	1,500,000	1,862,535
Series A 5.00% 12/1/48 (AMT)	2,000,000	2,437,640
E-470 Public Highway Authority
Series A 5.00% 9/1/34	900,000	1,178,379
Series A 5.00% 9/1/35	400,000	522,672
Series A 5.00% 9/1/36	1,300,000	1,693,744
Regional Transportation District
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/39	1,000,000	1,309,710
Series A 4.00% 7/15/40	1,500,000	1,975,935
		16,042,851
Water & Sewer Revenue Bonds — 3.86%
Arapahoe County Water & Wastewater Authority
4.00% 12/1/37	1,000,000	1,213,980
4.00% 12/1/38	1,845,000	2,234,406
Central Weld County Water District
4.00% 12/1/39 (AGM)	1,150,000	1,373,330
Dominion Water & Sanitation District
6.00% 12/1/46	725,000	754,522
Douglas County Centennial Water & Sanitation District
4.00% 12/1/38	500,000	593,735
Guam Government Waterworks Authority Water & Wastewater System Revenue
5.00% 7/1/37	675,000	788,056
Metro Wastewater Reclamation District
Series A 5.00% 4/1/33	1,000,000	1,322,780
Morgan County Quality Water District
4.00% 12/1/50 (AGM)	790,000	926,780
		9,207,589
Total Municipal Bonds (cost $212,926,369)		230,034,290
8    NQ-339 [5/21] 7/21 (1710493)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments — 1.97%
Money Market Mutual Funds — 0.38%
Dreyfus AMT-Free Tax Exempt Cash Management Fund - Institutional Shares (seven-day effective yield 0.00%)	918,089	$918,089
		918,089
	Principal amount°
Variable Rate Demand Notes — 1.59%¤
Denver City & County
Series A-2 0.01% 12/1/29 (SPA - JPMorgan Chase Bank, N.A.)	1,310,000	1,310,000
Series A-3 0.01% 12/1/31 (SPA - JPMorgan Chase Bank, N.A.)	2,490,000	2,490,000
		3,800,000
Total Short-Term Investments (cost $4,718,089)		4,718,089
Total Value of Securities—98.34% (cost $217,644,458)		234,752,379

Receivables and Other Assets Net of Liabilities—1.66%		3,953,014
Net Assets Applicable to 20,481,984 Shares Outstanding—100.00%		$238,705,393
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2021, the aggregate value of Rule 144A securities was $15,031,739, which represents 6.30% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2021.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
NQ-339 [5/21] 7/21 (1710493)    9

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)
Summary of abbreviations: (continued)
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar
10    NQ-339 [5/21] 7/21 (1710493)